Fair Value of Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Recorded at Fair Market Value
Assets and liabilities subject to fair value measurement are as follows:

	June 30, 2016			December 31, 2015
		Fair Value Measurements Using			Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Fair Value	Level 1	Level 2
Assets
Short-term investments
Certificates of deposit	$26.6	$26.6	$—	$39.9	$39.9	$—
Restricted cash	1,823.0	1,823.0	—	—	—	—
Assets held in rabbi trusts	8.1	8.1	—	9.3	9.3	—
Foreign exchange forward contracts	4.1	—	4.1	3.5	—	3.5
Foreign currency option contracts	—	—	—	7.0	—	7.0
Total	$1,861.8	$1,857.7	$4.1	$59.7	$49.2	$10.5
Liabilities
Deferred compensation	$8.1	$8.1	$—	$9.3	$9.3	$—
Foreign exchange forward contracts (1)	28.9	—	28.9	1.5	—	1.5
Total	$37.0	$8.1	$28.9	$10.8	$9.3	$1.5

Fair value and carrying value of the Company's debt instruments
The fair value and carrying value of the Company’s debt instruments are summarized as follows:

	June 30, 2016		December 31, 2015
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes payable	$39.0	$39.0	$32.0	$32.0
Long-term debt	2,270.0	2,274.0	613.0	606.2
Total debt instruments	$2,309.0	$2,313.0	$645.0	$638.2